DEFERRED CHARGES (Tables)	12 Months Ended
Dec. 31, 2013
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure

(in thousands of $)	2013	2012
Debt arrangement fees	876	876
Accumulated amortization	(676)	(636)
	200	240